Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Prospectus Date	rr_ProspectusDate	Nov. 20, 2015
Document Creation Date	dei_DocumentCreationDate	Nov. 20, 2015